Exploration and Evaluation Assets - Detailed information about exploration and evaluation assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	$ 2,250	$ 2,436
Additions/Acquisitions (note 7)	46	38
Transfers to property, plant and equipment	(71)	(223)
Derecognitions and other	(1)	(1)
Foreign exchange adjustments	2
Ending balance	2,226	2,250
North America
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	2,057	2,101
Additions/Acquisitions (note 7)	41	30
Transfers to property, plant and equipment	(71)	(73)
Derecognitions and other	(1)	(1)
Foreign exchange adjustments	0
Ending balance	2,026	2,057
North Sea
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	0	0
Additions/Acquisitions (note 7)	0	0
Transfers to property, plant and equipment	0	0
Derecognitions and other	0	0
Foreign exchange adjustments	0
Ending balance	0	0
Offshore Africa
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	91	83
Additions/Acquisitions (note 7)	5	8
Transfers to property, plant and equipment	0	0
Derecognitions and other	0	0
Foreign exchange adjustments	2
Ending balance	98	91
Oil Sands Mining and Upgrading
Disclosure Of Detailed Information About Exploration For And Evaluation Of Mineral Resources [Line Items]
Beginning balance	102	252
Additions/Acquisitions (note 7)	0	0
Transfers to property, plant and equipment	0	(150)
Derecognitions and other	0	0
Foreign exchange adjustments	0
Ending balance	$ 102	$ 102